Income Taxes - Aggregate Current and Deferred Income Tax Charged to Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Net impact related to cash flow hedges	$ (57)	$ (23)	$ 6
Net actuarial gains (losses)	11	(3)	(7)
Income tax recovery reported in equity	$ (46)	$ (26)	$ (1)